Other Comprehensive Income (Loss) - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Other Ownership Interests [Line Items]
Unrealized gains and losses on Pension liability adjustments arising during the year, Before-tax amount	$ (405,305)	¥ (33,235,000)	¥ (3,047,000)	¥ 7,830,000
Less - Reclassification adjustment for gains and losses realized in net income, amortizations of net actuarial loss	(81,683)	(6,698,000)	(6,380,000)	(8,166,000)
Less - Reclassification adjustment for gains and losses realized in net income, amortizations of prior service cost	54,585	4,476,000	3,585,000	4,269,000
Unrealized gains and losses on Pension liability adjustments, Tax benefit (expenses)	143,915	11,801,000	1,182,000	(3,176,000)
Unrealized gains and losses on Pension liability adjustments, net actuarial loss, Tax benefit (expenses)	32,744	2,685,000	2,542,000	3,316,000
Unrealized gains and losses on Pension liability adjustments, prior service cost, Tax benefit (expenses)	$ (22,097)	¥ (1,812,000)	¥ (1,454,000)	¥ (1,731,000)